PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment
(in thousands) Costs	Land and Buildings	Leasehold Improvements	Furniture and Fixtures	Equipment	Vehicles	Construction in Process	Right of Use Assets	Total
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037
Additions	-	-	-	280	-	93	-	373
Business Acquisitions	-	-	-	-	-	-	-	-
Disposals	-	-	-	-	-	-	-	-
Balance—March 31, 2021	$-	$10,799	$50	$1,556	$854	$2,621	$41,530	$57,410

Accumulated Depreciation
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)
Depreciation	-	(241)	(236)	(35)	(133)	-	(254)	(899)
Disposals	-	-	-	-	-	-	-	-
Balance—March 31, 2021	$-	$(875)	$(283)	$(462)	$(544)	$-	$(6,529)	$(8,693)

Net Book Value -March 31, 2021	$-	$9,924	$(233)	$1,094	$310	$2,621	$35,001	$48,717

Net Book Value -December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

(in thousands)	Land and Buildings	Leasehold Improvements	Furniture and Fixtures	Equipment	Vehicles	Construction in Process	Right of Use Assets	Total
Costs
Balance—December 31, 2019	$4,098	$4,275	$49	$1,100	$813	$2,533	$34,114	$46,982
Additions	8	688	-	5	35	381	110	1,227
Balance—March 31, 2020	$4,106	$4,963	$49	$1,105	$848	$2,914	$34,224	$48,209

Accumulated Depreciation
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(3,025)	$(4,011)
Depreciation	(24)	(43)	(1)	(42)	(41)	$-	(792)	(943)
Balance—March 31, 2020	$(32)	$(465)	$(47)	$(303)	$(290)	$-	$(3,817)	$(4,954)

Net Book Value -March 31, 2020	$4,074	$4,498	$2	$802	$558	$2,914	$30,407	$43,255

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2018	$-	$1,509	$49	$2,062	$516	$895	$-	$5,031
Additions	4,098	2,766	-	1,192	297	1,638	10,520	20,511
IFRS 16 Adoption	-	-	-	-	-	-	23,594	23,594
Business Acquisitions	-	-	-	25	-	-	-	25
Disposals	-	-	-	(2,179)	-	-	-	(2,179)
Balance—December 31, 2019	$4,098	$4,275	$49	$1,100	$813	$2,533	$34,114	$46,982
Additions	8	1,937	1	154	41	4,604	106	6,851
Lease Option Reassessment	-	-	-	-	-	-	7,310	7,310
Disposals/Transfers	(4,106)	4,587	-	22	-	(4,609)	-	(4,106)
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037

Accumulated Depreciation
Balance—December 31, 2018	$-	$(260)	$(44)	$(570)	$(95)	$-	$-	$(969)
Depreciation	(8)	(186)	(3)	(478)	(155)	-	(3,025)	$(3,854)
Disposals	-	24	-	786	2	-	-	$812
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(3,025)	$(4,011)
Depreciation	(57)	(212)	(1)	(166)	(162)	-	(3,250)	(3,848)
Disposals	65	-	-	-	-	-	-	65
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)

Net Book Value
December 31, 2018	$-	$1,249	$5	$1,492	$421	$895	$-	$4,063
December 31, 2019	$4,090	$3,853	$3	$839	$565	$2,533	$31,089	$42,972
Balance—December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243